Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets [Abstract]
Schedule of non-current financial assets

	Thousands of Euros
	31/12/2021	31/12/2020
Financial investments in listed shares	2,038	3,008
Non-current derivatives (see note 30)	2,068	—
Total Non-current financial assets measured at fair value	4,106	3,008
Non-current guarantee deposits	7,763	6,268
Other non-current financial assets (a)	261,294	108,030
Non-current loans to related parties (see note 31)	89,104	80,851
Total Non-current financial assets measured at amortized cost	358,161	195,149

Schedule of other current financial assets

	Thousands of Euros
	31/12/2021	31/12/2020
Current derivatives (see note 30)	3,238	—
Total Non-current financial assets measured at fair value	3,238	—

	Thousands of Euros
	31/12/2021	31/12/2020
Deposits and guarantees	561	162
Other current financial assets (a)	2,025,869	10,861
Current loans to third parties	39	95
Total other current financial assets measured at amortized cost	2,026,469	11,118

Schedule of other non-current and current financial assets

	Thousands of Euros
	31/12/2021	31/12/2020
Other financial assets with related parties (see note 31)	220,947	114,825
Other financial assets with third parties	2,066,216	4,066
Total other non-current and current financial assets	2,287,163	118,891